Shareholder Report, Line Graph (Details)	6 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended
	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2024
C000006955 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Average Annual Return, Percent	14.10%	36.51%	16.19%	14.67%
C000006952 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor A Shares (with sales charge)
Average Annual Return, Percent	7.97%	29.05%	14.64%	13.74%
C000006952 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor A Shares
Average Annual Return, Percent	13.95%	36.20%	15.88%	14.36%
C000006954 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor C Shares (with sales charge)
Average Annual Return, Percent	12.51%	34.09%	14.96%	13.63%
C000006954 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor C Shares
Average Annual Return, Percent	13.48%	35.09%	14.96%	13.63%
C000088417 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class K Shares
Average Annual Return, Percent	14.13%	36.61%	16.28%	14.78%
C000006956 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class R Shares
Average Annual Return, Percent	13.76%	35.66%	15.48%	14.01%
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Average Annual Return, Percent	15.07%	33.89%	15.77%	13.35%
Russell 1000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000® Growth Index
Average Annual Return, Percent	16.90%	38.04%	19.46%	16.55%